Mortgage Servicing Rights - Schedule of Expected Amortization of MSRs recorded (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
2019	$ 115,617	$ 60,957
2020	99,369	52,023
2021	85,269	44,298
2022	73,042	37,625
2023	62,448	31,866
Thereafter	316,167	141,348
Mortgage servicing rights	$ 751,912	$ 368,117